Stockholders' Equity Matters	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Matters
Stockholders' Equity Matters

13. Stockholders’ Equity Matters

On September 15, 2014, we announced the declaration by our board of directors of a special distribution of $700,000 (the “Special Distribution”), payable to stockholders of record as of September 30, 2014 (the “Record Date”). The Special Distribution represented the remaining amount of our undistributed earnings and profits attributable to all taxable periods ending on or prior to December 31, 2013, which in accordance with tax rules applicable to REIT conversions, we were required to pay to our stockholders on or before December 31, 2014 in connection with our conversion to a REIT. The Special Distribution also included certain items of taxable income that we recognized in 2014, such as depreciation recapture in respect of accounting method changes commenced in our pre-REIT period as well as foreign earnings and profits recognized as dividend income. The Special Distribution followed an initial special distribution of $700,000 paid to stockholders in November 2012.

The Special Distribution was paid on November 4, 2014 (the “Payment Date”) to stockholders of record as of the Record Date in a combination of common stock and cash. Stockholders had the right to elect to be paid their pro rata portion of the Special Distribution in all common stock or all cash, with the total cash payment to stockholders limited to no more than $140,000, or 20% of the total Special Distribution, not including cash paid in lieu of fractional shares. Based on stockholder elections, we paid $140,000 of the Special Distribution in cash, not including cash paid in lieu of fractional shares, with the balance paid in the form of common stock. Our shares of common stock were valued for purposes of the Special Distribution based upon the average closing price on the three trading days following October 24, 2014, or $35.55 per share, and as such, we issued approximately 15,750,000 shares of common stock in the Special Distribution. These shares impact weighted average shares outstanding from the date of issuance, and thus impact our earnings per share data prospectively from the Payment Date.

In November 2014, our board of directors declared a distribution of $0.255 per share (the “Catch-Up Distribution”) payable on December 15, 2014 to stockholders of record on November 28, 2014. Our board of directors declared the Catch-Up Distribution because our cash distributions paid from January 2014 through July 2014 were declared and paid before our board of directors had determined that we would elect REIT status effective January 1, 2014 and were lower than they otherwise would have been if the final determination to elect REIT status effective January 1, 2014 had been prior to such distributions.

In February 2010, our board of directors adopted a dividend policy under which we have paid, and in the future intend to pay, quarterly cash dividends on our common stock. Declaration and payment of future quarterly dividends is at the discretion of our board of directors. In 2013 and 2014, our board of directors declared the following dividends:

Declaration Date	Dividend Per Share	Record Date	Total Amount	Payment Date
March 14, 2013	$ 0.2700	March 25, 2013	$ 51,460	April 15, 2013
June 6, 2013	0.2700	June 25, 2013	51,597	July 15, 2013
September 11, 2013	0.2700	September 25, 2013	51,625	October 15, 2013
December 16, 2013	0.2700	December 27, 2013	51,683	January 15, 2014
March 14, 2014	0.2700	March 25, 2014	51,812	April 15, 2014
May 28, 2014	0.2700	June 25, 2014	52,033	July 15, 2014
September 15, 2014	0.4750	September 25, 2014	91,993	October 15, 2014
September 15, 2014(1)	3.6144	September 30, 2014	700,000	November 4, 2014
November 17, 2014(2)	0.2550	November 28, 2014	53,450	December 15, 2014
November 17, 2014	0.4750	December 5, 2014	99,617	December 22, 2014

(1)	Represents Special Distribution.

(2)	Represents Catch-Up Distribution.

During the years ended December 31, 2012, 2013 and 2014, we declared distributions to our stockholders of $886,896, $206,365 and $1,048,905, respectively. These distributions represent approximately $5.12 per share, $1.08 per share and $5.37 per share for the years ended December 31, 2012, 2013 and 2014, respectively, based on the weighted average number of common shares outstanding during each respective year. For each of 2012 and 2014, total amounts distributed included Special Distributions (as described above) of $700,000, or $4.07 and $3.61 per share, respectively, associated with the Company’s conversion to a REIT.

For federal income tax purposes, distributions to our stockholders are generally treated as nonqualified ordinary dividends, qualified ordinary dividends or return of capital. The IRS requires historical C corporation earnings and profits to be distributed prior to any REIT distributions, which may affect the character of each distribution to our stockholders, including whether and to what extent each distribution is characterized as a qualified or nonqualified ordinary dividend. For the years ended December 31, 2012, 2013 and 2014, the dividends we paid on our common shares were classified as follows:

	Year Ended December 31,
	2012	2013	2014
Nonqualified ordinary dividends	0.0%	0.0%	26.4%
Qualified ordinary dividends	100.0%	100.0%	56.4%
Return of capital	0.0%	0.0%	17.2%
	100.0%	100.0%	100.0%

In December 2013, our board of directors approved, and we entered into, a REIT Status Protection Rights Agreement (the “Rights Agreement”) which provided for a dividend of one preferred stock purchase right (a “Right”) for each share of our common stock outstanding on December 20, 2013. On November 18, 2014, we entered into the First Amendment to the Rights Agreement to extend the expiration of the Rights Agreement from December 9, 2014 to February 28, 2015. On January 20, 2015, in connection with the merger with our predecessor, the Rights Agreement was terminated.